Transamerica BlackRock iShares Tactical - Growth VP Expense Example - Transamerica BlackRock iShares Tactical - Growth VP	Dec. 31, 2025 USD ($)
Initial
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,162